Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$ 653,354	$ 48,680
Less: valuation allowance	$ (653,354)	$ (48,680)
Net deferred tax asset